Private Placement (Details) - USD ($)		12 Months Ended
	Mar. 21, 2022	Mar. 31, 2025
Private Placement [Line Items]
Warrant exercise price (in Dollars per share)	$ 11.5	$ 0.01
Private Warrant [Member]
Private Placement [Line Items]
Number of shares issued per unit		1
Private Placement [Member]
Private Placement [Line Items]
Sale of units		351,250
Warrant exercise price (in Dollars per share)		$ 11.5
Price per share (in Dollars per share)	$ 10	$ 10
Gross proceeds (in Dollars)		$ 3,512,500
Private Right [Member]
Private Placement [Line Items]
Number of shares issued per unit		1
Common Stock [Member]
Private Placement [Line Items]
Number of shares issued per unit	1	1
Common Stock [Member] | Private Warrant [Member]
Private Placement [Line Items]
Number of shares issued per unit		1
Common Stock [Member] | Private Right [Member]
Private Placement [Line Items]
Number of shares issued per unit		1